Trade Receivables	12 Months Ended
Mar. 31, 2025
Trade receivables.
Trade receivables

7.           Trade receivables

	At March 31,
	2025	2024	2023
	€M	€M	€M
Trade receivables	73.5	76.4	59.7
	73.5	76.4	59.7

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2024: €nil 2023: €nil). There were no bad debt write-offs in the year (2024: €nil; 2023: €nil).

At March 31, 2025, €10m (2024: €13m; 2023: €5m) of the accounts receivable balance were past due, of which €nil (2024: €nil; 2023: €nil) was impaired. The expected credit loss was considered immaterial.